UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Investment LLC
Address: 7050 South Union Park Center, Ste 590
         Midvale, UT  84047

13F File Number:  028-10869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Lipson
Title:     Managing Member
Phone:     801-568-1400

Signature, Place, and Date of Signing:

 /s/Arthur Lipson     Salt Lake City, UT     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $39,808 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT CLAY CONV SEC INC FD    COM              007639107       90    13900 SH       Sole                    13900        0        0
AG MTG INVT TR INC             COM              001228105      352    15000 SH       Sole                    15000        0        0
ALPINE TOTAL DYNAMIC DIVID F   COM SBI          021060108       40    10000 SH       Sole                    10000        0        0
AMERICAN CAPITAL AGENCY CORP   COM              02503X105      289    10000 SH       Sole                    10000        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101       83    14300 SH       Sole                    14300        0        0
BLACKROCK CREDIT ALL INC TR    COM              092508100     2405   175156 SH       Sole                   175156        0        0
BLACKROCK INTL GRWTH & INC T   COM BENE INTER   092524107       81    11000 SH       Sole                    11000        0        0
BOULDER GROWTH & INCOME FD I   COM              101507101       70    11100 SH       Sole                    11100        0        0
CENTRAL SECS CORP              COM              155123102      316    15809 SH       Sole                    15809        0        0
CLOUGH GLOBAL EQUITY FD        COM              18914C100      175    13465 SH       Sole                    13465        0        0
CORNERSTONE STRATEGIC VALUE    COM NEW          21924B203      264    44036 SH       Sole                    44036        0        0
CREXUS INVT CORP               COM              226553105      196    16000 SH       Sole                    16000        0        0
CUSHING RENAISSANCE FD         COM              231647108      379    16682 SH       Sole                    16682        0        0
DYNEX CAP INC                  COM NEW          26817Q506      357    37800 SH       Sole                    37800        0        0
EATON VANCE ENHANCED EQ INC    COM              278274105      652    61159 SH       Sole                    61159        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829G106     7960   763152 SH       Sole                   763152        0        0
EATON VANCE TAX MNGD GBL DV    COM              27829F108      136    15438 SH       Sole                    15438        0        0
FULL CIRCLE CAP CORP           COM              359671104      211    28358 SH       Sole                    28358        0        0
GABELLI DIVD & INCOME TR       COM              36242H104      185    11441 SH       Sole                    11441        0        0
GENERAL AMERN INVS INC         COM              368802104      227     8168 SH       Sole                     8168        0        0
GSV CAP CORP                   COM              36191J101       96    11400 SH       Sole                    11400        0        0
MACQUARIE GLBL INFRA TOTL RE   COM              55608D101     7672   402331 SH       Sole                   402331        0        0
MORGAN STANLEY EM MKTS DM DE   COM              617477104      589    34974 SH       Sole                    34974        0        0
MVC CAPITAL INC                COM              553829102    12865  1058860 SH       Sole                  1058860        0        0
NEWCASTLE INVT CORP            COM              65105M108      260    30000 SH       Sole                    30000        0        0
NUVEEN DIVER CURRENCY OPPOR    COM              67090N109      819    63650 SH       Sole                    63650        0        0
OFS CAP CORP                   COM              67103B100      331    24213 SH       Sole                    24213        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      384     5900 SH       Sole                     5900        0        0
PROSPECT CAPITAL CORPORATION   COM              74348T102      110    10100 SH       Sole                    10100        0        0
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100      663   130984 SH       Sole                   130984        0        0
PUTNAM PREMIER INCOME TR       SH BEN INT       746853100      449    82273 SH       Sole                    82273        0        0
ROYCE FOCUS TR                 COM              78080N108      166    25106 SH       Sole                    25106        0        0
SPECIAL OPPORTUNITIES FD INC   COM              84741T104      494    32906 SH       Sole                    32906        0        0
TORTOISE ENERGY INDEPENDENC    COM              89148K101      442    20539 SH       Sole                    20539        0        0